Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting
Schedule of Reconciliation of Operating Profit (Loss) from Segments to Consolidated
The information provided to the CODMs is as follows:

	Year Ended December 31,
	2022	2021	2020
eVTOL
Research and development expenses	$(42,892,901)	$(11,207,794)	$(7,583,456)
UATM
Research and development expenses	(7,032,154)	(2,071,986)	(774,587)
Service and Support
Research and development expenses	(1,932,490)	—	—
Total allocated expenses	(51,857,545)	(13,279,780)	(8,358,043)
Unallocated amounts
Selling, general and administrative/New Warrants expenses	(137,632,189)	(4,898,942)	(1,233,876)

Loss from operations	$(189,489,734)	$(18,178,722)	$(9,591,919)